SIGNIFICANT COMMITMENTS AND AGREEMENTS - Borrowings and other credit facilities (Details) $ in Millions, Rp in Billions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)
Borrowings and other credit facilities
Total facility		Rp 1,850.0
Facility utilized		902.0
BRI
Borrowings and other credit facilities
Total facility		500.0
Facility utilized		280.0
BRI | Payment guarantee | Telkomsel
Borrowings and other credit facilities
Facility utilized		499.0
BRI | Performance guarantee | Telkomsel
Borrowings and other credit facilities
Facility utilized		20.0
BNI
Borrowings and other credit facilities
Total facility		850.0
Facility utilized		261.0
BNI | Surety bond | Telkomsel
Borrowings and other credit facilities
Facility utilized		1,030,000.0
Bank Mandiri
Borrowings and other credit facilities
Total facility		500.0
Facility utilized		361.0
Financial guarantee | BRI | Telkomsel
Borrowings and other credit facilities
Total facility		1,000.0
Financial guarantee | BNI | Telkomsel
Borrowings and other credit facilities
Total facility		2,100,000.0
Facility utilized		52.2
Financial guarantee | BNI | Sigma
Borrowings and other credit facilities
Total facility		354.0
Facility utilized		156.0
Financial guarantee | Bank Mandiri | TII
Borrowings and other credit facilities
Total facility	$ 10	135.0	$ 15	Rp 202.0
Financial guarantee | SCB | Telkomsel
Borrowings and other credit facilities
Total facility | $	$ 3
Financial guarantee | PT Bank Central Asia Tbk ("BCA") | Telkomsel
Borrowings and other credit facilities
Total facility		Rp 150.0